Brighthouse Life Insurance Company of NY

285 Madison Avenue

New York, NY 10017

May 1, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company of NY
Brighthouse Variable Annuity Account B
File Nos. 333-96773/811-08306
Class VA (offered between June 15, 2001 and October 7, 2011),
Class AA and Class B
Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”) and Brighthouse Variable Annuity Account B (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement to the Class VA Prospectus, the Class VA Prospectus, the Class AA Prospectus, Class B Prospectus, and Statement of Additional Information (“SAI”), each dated April 28, 2025, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Supplement to the Class VA Prospectus, the three Prospectuses, and SAI contained in Post-Effective Amendment No. 39 for the Account filed with the Commission on April 15, 2025.

If you have any questions, please contact me at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company of NY